Investment Strategy	Oct. 31, 2025
AllianzIM U.S. Equity Buffer100 Protection ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to a “Participation Rate” that represents the rate at which the Fund will seek to track the positive share price returns of the SPDR® S&P 500® ETF Trust over the Outcome Period. The Fund’s current Outcome Period will end on September 30, 2026, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Participation Rate will reset, and the Participation Rate for the Fund for the new Outcome Period will be as shown in the table below.

Fund Name	Ticker	New Outcome Period	New Outcome Period Participation Rate
AllianzIM U.S. Equity Buffer100 Protection ETF	AIOO	October 1, 2026 to December 31, 2026	29.83%

The Fund’s return will be reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Participation Rate to reflect the corresponding New Outcome Period Participation Rate, as set forth in the table above.

In addition, the table on page 6 of the Fund’s prospectus is updated as follows to reflect the New Outcome Period Participation Rate: 29.83%:

Underlying ETF Performance	-100%	-50%	-20%	-10%	0%	5%	10%	20%	50%	100%
Fund Performance	0%	0%	0%	0%	0%	1.49%*	2.98%*	5.97%*	14.92%*	29.83%*

AllianzIM U.S. Equity Buffer15 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on September 30, 2026, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity Buffer15 ETF	QBSF	October 1, 2026 to December 31, 2026	2.87% (before management fee) 2.71% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AllianzIM International Equity Buffer5 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM International Equity Buffer5 ETF	QBIV	October 1, 2026 to December 31, 2026	6.00% (before management fee) 5.81% (after management fee)
AllianzIM International Equity Buffer15 ETF	QBIF	October 1, 2026 to December 31, 2026	3.07% (before management fee) 2.88% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under New Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the New Outcome Period Cap, as set forth in the table above.

AllianzIM International Equity Buffer15 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM International Equity Buffer5 ETF	QBIV	October 1, 2026 to December 31, 2026	6.00% (before management fee) 5.81% (after management fee)
AllianzIM International Equity Buffer15 ETF	QBIF	October 1, 2026 to December 31, 2026	3.07% (before management fee) 2.88% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under New Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the New Outcome Period Cap, as set forth in the table above.

AllianzIM Growth-100 Buffer5 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM Growth-100 Buffer5 ETF	QBQV	October 1, 2026 to December 31, 2026	7.56% (before management fee) 7.37% (after management fee)
AllianzIM Growth-100 Buffer15 ETF	QBQF	October 1, 2026 to December 31, 2026	3.62% (before management fee) 3.43% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under New Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the New Outcome Period Cap, as set forth in the table above.

AllianzIM Growth-100 Buffer15 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM Growth-100 Buffer5 ETF	QBQV	October 1, 2026 to December 31, 2026	7.56% (before management fee) 7.37% (after management fee)
AllianzIM Growth-100 Buffer15 ETF	QBQF	October 1, 2026 to December 31, 2026	3.62% (before management fee) 3.43% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under New Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the New Outcome Period Cap, as set forth in the table above.

AllianzIM U.S. Equity Buffer5 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on September 30, 2026, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity Buffer5 ETF	QBSV	October 1, 2026 to December 31, 2026	5.10% (before management fee) 4.94% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under New Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the New Outcome Period Cap, as set forth in the table above.

AllianzIM U.S. Small Cap Buffer5 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Small Cap Buffer5 ETF	QBKV	October 1, 2026 to December 31, 2026	7.75% (before management fee) 7.56% (after management fee)
AllianzIM U.S. Small Cap Buffer15 ETF	QBKF	October 1, 2026 to December 31, 2026	3.54% (before management fee) 3.35% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AllianzIM U.S. Small Cap Buffer15 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Small Cap Buffer5 ETF	QBKV	October 1, 2026 to December 31, 2026	7.75% (before management fee) 7.56% (after management fee)
AllianzIM U.S. Small Cap Buffer15 ETF	QBKF	October 1, 2026 to December 31, 2026	3.54% (before management fee) 3.35% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.